Note 11 - Options (Details 3) - USD ($)	12 Months Ended
	Nov. 30, 2020	Nov. 30, 2019	Nov. 30, 2018
Stock based compensation expense components	$ 71,645	$ 264,568	$ 927,686
Research and Development Expense
Stock based compensation expense components	60,446	212,357	883,064
Selling, General and Administrative Expenses
Stock based compensation expense components	$ 11,199	$ 52,211	$ 44,622